FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2024
Schedule Of Contractual Obligations And Commitments
	Total	Less Than 1 Year	1-5 years	More Than 5 Years
Accounts payable and accrued liabilities	$9,923	$9,923	$-	$-
Due to related parties	173	173
Minimum rental and lease payments	5,119	199	1,173	3,747
Equipment loans	295	182	113	-
Finance lease obligations	3,591	1,860	1,731	-
Total	$19,101	$12,337	$3,017	$3,747

Schedule Of Foreign Currency Risk
	June 30, 2024		December 31, 2023
	MXN	CDN	MXN	CDN
Cash	$6,283	$437	$13,338	$70
Due from related parties	-	-	4,558	-
Long-term investments	-	2,343	-	1,236
Reclamation bonds	-	6	-	6
Amounts receivable	293	40	18,644	26
Accounts payable and accrued liabilities	(69,437)	(275)	(95,662)	(150)
Due to related parties	-	(236)	-	(135)
Finance lease obligations	(991)	(618)	(1,129)	(217)
Net exposure	(63,852)	1,697	(60,251)	836
US dollar equivalent	$(3,126)	$1,127	$(3,567)	$577

Schedule Of Fair Value On Recurring Basis
	Level 1	Level 2	Level 3
Financial assets
Cash	$5,311	$-	$-
Amounts receivable	-	3,182	-
Long-term investments	1,712	-	-
Total financial assets	$7,023	$3,182	$-